Document And Entity Information	9 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001858007
Amendment Description	AMENDMENT NO. 2
Document Type	S-4/A
Entity Registrant Name	GOLDENSTONE ACQUISITION LIMITED
Entity Address, State or Province	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true